Intangible Assets, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Depreciation expenses and impairment loss	¥ 109,062	¥ 157,258	¥ 157,954
Intangible Asset Impairment	¥ 538,109	¥ 0	¥ 0